RELATED PARTY TRANSACTIONS (Details) - CAD ($)	Mar. 31, 2025	Mar. 31, 2024
Statement [Line Items]
Balances due to related parties	$ 278,238	$ 147,333
Thomas Wilson (CFO Fees) [Member]
Statement [Line Items]
Balances due to related parties	5,496	5,496
Hunter Dickinson Services Inc.
Statement [Line Items]
Balances due to related parties	242,569	134,251
United Mineral Services Ltd.
Statement [Line Items]
Balances due to related parties	$ 30,173	$ 7,586